Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting estimates [abstract]
Consolidation	Consolidation
The consolidated financial statements include information about the Company and its subsidiaries in which held direct or indirect control. Control of a subsidiary is achieved when Company is exposed, or has rights, to variable returns in such subsidiaries and has the power to influence the investee's operating and financial decisions.
The financial statements of the subsidiaries have been prepared using the same accounting policies as the Company.
All assets, liabilities, equity, income and expenses related to transactions between related parties are eliminated in full in the consolidation process.

Impairment	Impairment
The Company performs an annual review for impairment indicators in order to assess events or changes in economic, technological, or operating conditions that may indicate that an asset is impaired.
The recoverable amount of an asset or cash-generating unit is the higher of its fair value, less costs to sell and its value in use. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, a provision for impairment is set up by adjusting the carrying amount.
The previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset's recoverable amount. The reversal is limited, so that the carrying amount of the asset does not exceed its recoverable amount, nor does it exceed the carrying amount previously determined, net of depreciation or amortization.
In estimating the asset's value in use, estimated future cash flows are discounted to present value, using a pre-tax discount rate that reflects the weighted average cost of capital for the cash-generating unit.

Disclosure of Accounting Policy for Main accounting estimate Explanatory [Text Block]	Main accounting estimates
As disclosed in explanatory note 3, Management makes judgments that have a significant effect on the amounts recognized in the consolidated financial statements, namely:

Description	Note

Provision for impairment of aircraft and engines and onerous contracts	2.3
Provision for losses with maintenance reserves	11
Analysis of the recoverable value of goodwill and slots	17
Revenue from ticket breakage and loyalty programs	25
Provision for return of aircraft and engines	28.1.1
Provision for tax, civil, labor and other risks	28.1.2
The Company continually reviews the assumptions used in its accounting estimates. The effect of revisions to accounting estimates is recognized in the financial statements in the year in which such revisions are made.

Description of accounting policy for New or amended accounting standards and principles effective in 2023 [Text Block]	New or amended accounting standards and principles effective in 2023
The following accounting standards came into force from January 1, 2023.

Standard	Amendment	Impact

IAS 8	Definition of accounting estimates	Yes, but no changes
IAS 1 and IFRS Practice statement 2	Disclosure of accounting policies	Yes, but no changes
IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction	Yes
IAS 12	Pillar Two Model Rules	No
IFRS 17	Insurance contracts	No

Description of Accounting Policy for New or amended accounting standards and principles, effective from 2024 onwards Explanatory [Text Block]	New or amended accounting standards and principles, effective from 2024 onwards
The following accounting standards came into force on January 1, 2024 and, in Management's opinion, will not significantly impact the Company's statements of financial position or of operations.

Standard	Amendment

IAS 1	Classification of liabilities as current and non-current and non-current liabilities with covenants
IFRS 16	Lease liability in a sale and leaseback
IAS 7 and IFRS 7	Disclosures: Supplier finance arrangements
IAS 21	The effects of changes in exchange rates

Foreign currency transactions	Foreign currency transactions
Foreign currency transactions are recorded at the exchange rate in effect at the date the transactions take place. Monetary assets and liabilities designated in foreign currency are determined based on the exchange rate in effect on the balance sheet date, and any difference resulting from currency conversion is recorded in the line “Foreign currency exchange, net” in the statement of operations for the year.
The exchange rates in Brazilian reais are as follows:

	Exchange rates
	Final rate					Average rate
	Year ended December 31,					Year ended December 31,
Description	2023	2022	Variation	2021	Variation	2023	2022	Variation	2021	Variation

U.S. dollar	4.8413	5.2177	(7.2)%	5.5805	(6.5)%	4.9553	5.1655	(4.1)%	5.3956	(4.3)%
Euro	5.3516	5.5694	(3.9)%	6.3210	(11.9)%	5.3325	5.4420	(2.0)%	6.3784	(14.7)%